T. ROWE PRICE EQUITY INCOME FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 94.8%
COMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 2.2%
AT&T	1,280,000	37,312
CenturyLink	1,125,000	10,642
Telefonica (EUR)	6,975,000	31,744
Verizon Communications	4,660,000	250,382
		330,080
Entertainment 1.6%
Fox, Class B	6,580,000	150,551
Walt Disney	815,000	78,729
		229,280
Media 2.0%
Comcast, Class A	5,410,000	185,996
News, Class A	13,025,000	116,899
		302,895
Total Communication Services		862,255
CONSUMER DISCRETIONARY 2.1%
Hotels, Restaurants & Leisure 1.3%
Las Vegas Sands	3,130,000	132,931
McDonald's	210,000	34,724
MGM Resorts International	1,310,000	15,458
Royal Caribbean Cruises	421,800	13,569
		196,682
Leisure Products 0.5%
Mattel (1)	7,675,000	67,617
		67,617
Multiline Retail 0.3%
Kohl's	3,300,000	48,147
		48,147
Total Consumer Discretionary		312,446

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 9.2%
Food & Staples Retailing 0.9%
Walmart	1,120,000	127,254
		127,254
Food Products 4.3%
Bunge	1,460,000	59,904
Conagra Brands	8,760,000	257,018
Kellogg	540,000	32,395
Mondelez International, Class A	150,000	7,512
Tyson Foods, Class A	4,930,000	285,299
		642,128
Household Products 1.9%
Kimberly-Clark	2,270,000	290,265
		290,265
Tobacco 2.1%
Philip Morris International	4,185,000	305,338
		305,338
Total Consumer Staples		1,364,985
ENERGY 7.6%
Energy Equipment & Services 0.1%
Halliburton	2,675,000	18,324
		18,324
Oil, Gas & Consumable Fuels 7.5%
Chevron	520,000	37,679
Enbridge	730,000	21,236
EOG Resources	800,000	28,736
Exxon Mobil	4,840,000	183,775
Hess	390,000	12,987
Occidental Petroleum	5,975,000	69,190
Pioneer Natural Resources	810,000	56,822
Suncor Energy	600,000	9,480
Targa Resources	5,375,000	37,141
TC Energy	6,378,045	282,547
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
TOTAL (EUR)	9,080,000	342,124
TOTAL, ADR	890,000	33,144
		1,114,861
Total Energy		1,133,185
FINANCIALS 19.9%
Banks 8.3%
Bank of America	860,000	18,258
Fifth Third Bancorp	11,650,000	173,003
JPMorgan Chase	3,960,000	356,519
PNC Financial Services Group	1,295,000	123,957
U. S. Bancorp	2,600,000	89,570
Wells Fargo	16,400,000	470,680
		1,231,987
Capital Markets 4.5%
Franklin Resources	3,960,000	66,092
Morgan Stanley	7,860,000	267,240
Northern Trust	560,000	42,258
Raymond James Financial	1,290,000	81,528
State Street	3,875,000	206,421
		663,539
Diversified Financial Services 0.5%
Equitable Holdings	5,558,422	80,319
		80,319
Insurance 6.6%
American International Group	7,880,000	191,090
Chubb	2,795,000	312,174
Loews	3,730,000	129,916
Marsh & McLennan	515,000	44,527
MetLife	7,020,000	214,601
Willis Towers Watson	485,000	82,377
		974,685
Total Financials		2,950,530

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
HEALTH CARE 14.7%
Biotechnology 3.2%
AbbVie	3,170,000	241,522
Gilead Sciences	3,070,000	229,513
		471,035
Health Care Equipment & Supplies 2.8%
Becton Dickinson & Company	490,000	112,588
Medtronic	2,695,000	243,035
Zimmer Biomet Holdings	665,000	67,218
		422,841
Health Care Providers & Services 3.3%
Anthem	975,000	221,364
CVS Health	4,590,000	272,325
		493,689
Pharmaceuticals 5.4%
Bristol-Myers Squibb	1,200,000	66,888
GlaxoSmithKline (GBP)	3,225,000	60,514
GlaxoSmithKline, ADR	560,000	21,218
Johnson & Johnson	2,955,000	387,489
Pfizer	8,010,000	261,447
		797,556
Total Health Care		2,185,121
INDUSTRIALS & BUSINESS SERVICES 11.3%
Aerospace & Defense 3.4%
Boeing	1,405,000	209,542
L3Harris Technologies	1,495,000	269,279
United Technologies	330,000	31,129
		509,950
Air Freight & Logistics 1.8%
United Parcel Service, Class B	2,895,000	270,451
		270,451

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Airlines 0.5%
Alaska Air Group	2,620,000	74,591
		74,591
Building Products 0.4%
Johnson Controls International	2,350,000	63,356
		63,356
Commercial Services & Supplies 0.8%
Stericycle (1)	2,290,000	111,248
		111,248
Electrical Equipment 0.8%
Emerson Electric	1,810,000	86,247
nVent Electric	2,075,000	35,005
		121,252
Industrial Conglomerates 2.0%
General Electric	38,125,000	302,712
		302,712
Machinery 0.9%
Flowserve	340,000	8,123
PACCAR	1,130,000	69,077
Snap-on	420,000	45,704
Stanley Black & Decker	80,000	8,000
		130,904
Professional Services 0.7%
Nielsen Holdings	7,700,000	96,558
		96,558
Total Industrials & Business Services		1,681,022
INFORMATION TECHNOLOGY 8.2%
Communications Equipment 1.5%
Cisco Systems	5,520,000	216,991
		216,991
IT Services 0.2%
Cognizant Technology Solutions, Class A	520,000	24,164
		24,164
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Semiconductors & Semiconductor Equipment 4.6%
Applied Materials	2,470,000	113,176
NXP Semiconductors	445,000	36,904
QUALCOMM	5,940,000	401,841
Texas Instruments	1,410,000	140,901
		692,822
Software 1.8%
Microsoft	1,690,000	266,530
		266,530
Technology Hardware, Storage & Peripherals 0.1%
Western Digital	470,000	19,561
		19,561
Total Information Technology		1,220,068
MATERIALS 4.3%
Chemicals 3.2%
Akzo Nobel (EUR)	325,000	21,375
CF Industries Holdings	5,850,000	159,120
Dow	2,500,000	73,100
DuPont de Nemours	5,930,000	202,213
PPG Industries	295,000	24,662
		480,470
Containers & Packaging 1.1%
International Paper	5,260,000	163,743
		163,743
Total Materials		644,213
REAL ESTATE 3.3%
Equity Real Estate Investment Trusts 3.3%
Equity Residential, REIT	2,330,000	143,784
Rayonier, REIT	5,200,000	122,460
SL Green Realty, REIT	1,590,000	68,529
Weyerhaeuser, REIT	9,468,481	160,491
Total Real Estate		495,264

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UTILITIES 8.4%
Electric Utilities 5.2%
Edison International	3,613,556	197,987
NextEra Energy	605,000	145,575
Southern	7,870,000	426,082
		769,644
Multi-Utilities 3.2%
CenterPoint Energy	6,175,000	95,404
NiSource	11,100,000	277,167
Sempra Energy	995,083	112,434
		485,005
Total Utilities		1,254,649
Total Common Stocks (Cost $14,092,580)		14,103,738

CONVERTIBLE PREFERRED STOCKS 2.7%
HEALTH CARE 1.0%
Health Care Equipment & Supplies 1.0%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	2,690,000	147,360
Total Health Care		147,360
UTILITIES 1.7%
Electric Utilities 0.9%
NextEra Energy, 5.279%, 3/1/23	1,258,804	55,795
Southern, Series A, 6.75%, 8/1/22	1,619,741	74,732
		130,527
Multi-Utilities 0.8%
Sempra Energy, Series A, 6.00%, 1/15/21	950,500	89,194
Sempra Energy, Series B, 6.75%, 7/15/21	288,631	27,104
		116,298
Total Utilities		246,825
Total Convertible Preferred Stocks (Cost $401,392)		394,185

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONVERTIBLE BONDS 0.2%
AXA, 7.25%, 5/15/21 (2)	41,259,000	31,112
Total Convertible Bonds (Cost $41,268)		31,112

SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 0.95% (3)(4)	298,687,193	298,687
Total Short-Term Investments (Cost $298,687)		298,687

Total Investments in Securities 99.7%
(Cost $14,833,927)		$14,827,722
Other Assets Less Liabilities 0.3%		43,737
Net Assets 100.0%		$14,871,459

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $31,112 and represents 0.2% of net assets.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 327 S&P 500 E-Mini Index Contracts	6/20	42,015	2,727
Net payments (receipts) of variation margin to date			(3,406)

Variation margin receivable (payable) on open futures contracts			$(679)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$873	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$316,015	¤	¤$	298,687	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $873 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $298,687.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EQUITY INCOME FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the

T. ROWE PRICE EQUITY INCOME FUND

issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$13,647,981$	455,757$	— $	14,103,738
Convertible Preferred Stocks	—	394,185	—	394,185
Fixed Income Securities[1]	—	31,112	—	31,112
Short-Term Investments	298,687	—	—	298,687
Total Securities	$13,946,668$	881,054$	— $	14,827,722
Liabilities
Futures Contracts	$679$	— $	— $	679

1 Includes Convertible Bonds.